Investments Accounted for Using the Equity Method (Tables)	6 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
Summary of Investments in Associates and Joint Ventures
Investments accounted for using the equity method consist of associates and joint ventures (see Note B.1. to the consolidated financial statements for the year ended December 31, 2021), and comprise:

(€ million)	% interest	June 30, 2022	December 31, 2021
EUROAPI (a)	30.1	413	—
Infraserv GmbH & Co. Höchst KG (b)	31.2	87	80
MSP Vaccine Company (c)	50.0	115	88
Other investments	—	95	82
Total		710	250
(a)Following the distribution and the acquisition of an equity interest by EPIC Bpifrance, Sanofi holds 30.1% of the capital of EUROAPI (see Note B.1.)
(b)Joint venture.
(c)Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine B.V.

Summary of Principal Transactions and Balances with Related Parties
The financial statements include commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	June 30, 2022	June 30, 2021	December 31, 2021
Sales	26	31	70
Royalties and other income	33	26	66
Accounts receivable and other receivables	110	66	116
Purchases and other expenses (including research expenses)	167	124	178
Accounts payable and other payables	89	17	28